Investment in Non-Controlled Joint Ventures (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LS Boston Point LLC [Member]
Schedule of Investments [Line Items]
Schedule of joint ventures accounts

2019
(unaudited)
Condensed income statement information:
Revenue	$26,488,198
Cost of sales	21,629,856
Net income	$2,984,523

The Company’s share of net income	$1,087,482

Condensed balance sheet information:
Assets	$197,857

Liabilities
Accounts payable	$32,442
Point Condo Holdings LLC members’ equity	165,415
Total liabilities and members’ equity	$197,857

LS- Boston Point LLC’s share of members’ equity	$225,000

	2018	2017
Condensed income statement information:
Revenue	$175,080,991	$278,160

Cost of Sales	$125,086,864	$-

Net income (loss)	$27,914,284	$(270,130)

The Company's share of net income (loss)	$11,457,359	$(135,065)

Condensed balance sheet information:
Assets	$598,381	$272,646,514

Liabilities	$12,971	$202,348,780
Fenway Point Partners LLC members' equity	585,410	70,297,734
Total liabilities and members' equity	$598,381	$272,646,514

LS-Boston Point LLC's share of members' equity	$-	$35,148,867

The results of operations and financial position for Point Condo Holdings LLC for the period ended December 31, 2018 are summarized as follows.

2018
Condensed income statement information:
Revenue	$2,450,000

Cost of Sales	$2,213,717

Net income	$32,802

The Company's share of net income	$-

Condensed balance sheet information:
Assets	$24,810,623

Liabilities	$101,143
Point Condo Holdings LLC members' equity	24,709,480
Total liabilities and members' equity	$24,810,623

LS-Boston Point LLC's share of members' equity	$9,838,556